Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Assets	kr 19,121	kr 17,158
Liabilities	3,641	8,509
Interest income	778	199
Interest expense		2
Swedish State
Transactions with related parties
Assets	8,999	6,516
Liabilities	3,641	8,509
Interest income	325	46
Interest expense		2
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	10,122	10,642
Interest income	453	153
Other liabilities
Transactions with related parties
Interest expense		2
Other liabilities | Swedish State
Transactions with related parties
Interest expense		2
Settlement debt against the State
Transactions with related parties
Liabilities	3,641	8,509
Settlement debt against the State | Swedish State
Transactions with related parties
Liabilities	3,641	8,509
Cash
Transactions with related parties
Assets	1,000	3,000
Interest income	97	20
Cash | Swedish State
Transactions with related parties
Assets	1,000	3,000
Interest income	97	20
Treasuries/government bonds
Transactions with related parties
Interest income	6	2
Treasuries/government bonds | Swedish State
Transactions with related parties
Interest income	6	2
Other interest-bearing securities except loans
Transactions with related parties
Assets	9,469	5,684
Interest income	269	35
Other interest-bearing securities except loans | Swedish State
Transactions with related parties
Assets	7,996	3,499
Interest income	222	24
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	1,473	2,185
Interest income	47	11
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	5,782	5,349
Interest income	248	64
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	5,782	5,349
Interest income	248	64
Loans to credit institutions
Transactions with related parties
Assets	2,207	2,417
Interest income	126	54
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,207	2,417
Interest income	126	54
Loans to the public
Transactions with related parties
Assets	660	691
Interest income	32	24
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	660	691
Interest income	32	24
Settlement claim against the State
Transactions with related parties
Assets	3	17
Settlement claim against the State | Swedish State
Transactions with related parties
Assets	kr 3	kr 17